ACCOUNTS RECEIVABLE, NET	12 Months Ended
Sep. 30, 2023
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of	As of
	September 30, 2023	September 30, 2022
Trade accounts receivable	$1,981,545	$819,698
Less: allowances for doubtful accounts	(5,829)	(4,373)
Accounts receivable, net	$1,975,716	$815,325

The change of the allowance for doubtful accounts are as follow:

	As of	As of
	September 30, 2023	September 30, 2022
Beginning balance	$4,373	$212,413
Addition (reduction)	1,618	(204,580)
Exchange rate difference	(162)	(3,460)
Ending balance	$5,829	$4,373